John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Shares	Value
Common stocks 99.7%		$3,381,222,193
(Cost $1,379,672,526)
Communication services 13.6%		462,421,516
Entertainment 1.6%
Netflix, Inc. (A)	98,179	38,803,286
Sea, Ltd., ADR (A)	173,238	9,945,594
The Walt Disney Company (A)	80,012	7,037,856
Interactive media and services 11.0%
Alphabet, Inc., Class A (A)	306,818	37,698,728
Alphabet, Inc., Class C (A)	1,718,693	212,035,155
Meta Platforms, Inc., Class A (A)	425,151	112,545,973
Tencent Holdings, Ltd.	245,500	9,715,494
Wireless telecommunication services 1.0%
T-Mobile US, Inc. (A)	252,382	34,639,430
Consumer discretionary 14.1%		477,346,397
Automobiles 2.2%
Tesla, Inc. (A)	370,920	75,641,716
Broadline retail 7.5%
Amazon.com, Inc. (A)	2,102,037	253,463,621
Hotels, restaurants and leisure 2.1%
Booking Holdings, Inc. (A)	10,594	26,577,909
Chipotle Mexican Grill, Inc. (A)	17,906	37,181,630
DoorDash, Inc., Class A (A)	117,591	7,677,516
Meituan, Class B (A)(B)	31,130	437,105
Specialty retail 1.2%
Ross Stores, Inc.	278,784	28,887,598
The TJX Companies, Inc.	126,834	9,739,583
Textiles, apparel and luxury goods 1.1%
Lululemon Athletica, Inc. (A)	50,936	16,907,186
NIKE, Inc., Class B	197,915	20,832,533
Consumer staples 0.8%		26,606,218
Consumer staples distribution and retail 0.8%
Dollar General Corp.	132,310	26,606,218
Financials 10.7%		362,639,612
Capital markets 2.2%
Morgan Stanley	215,188	17,593,771
MSCI, Inc.	10,727	5,047,375
S&P Global, Inc.	58,532	21,506,413
The Charles Schwab Corp.	323,963	17,069,610
The Goldman Sachs Group, Inc.	38,713	12,539,141
Financial services 6.7%
Adyen NV (A)(B)	7,697	12,606,463
Affirm Holdings, Inc. (A)(C)	159,229	2,366,143
Block, Inc. (A)	100,093	6,044,616
Fiserv, Inc. (A)	68,500	7,685,015
Mastercard, Inc., Class A	247,217	90,239,149
Visa, Inc., Class A	498,895	110,270,762
Insurance 1.8%
Chubb, Ltd.	182,257	33,863,351
Marsh & McLennan Companies, Inc.	149,023	25,807,803
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 13.1%		$444,563,133
Health care equipment and supplies 2.7%
Align Technology, Inc. (A)	13,184	3,726,589
Intuitive Surgical, Inc. (A)	184,592	56,824,801
Stryker Corp.	90,883	25,045,537
Teleflex, Inc.	22,034	5,172,482
Health care providers and services 5.1%
Elevance Health, Inc.	35,965	16,105,846
Humana, Inc.	60,510	30,368,154
UnitedHealth Group, Inc.	260,783	127,063,909
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	45,824	7,593,037
Life sciences tools and services 1.8%
Danaher Corp.	107,553	24,696,320
Thermo Fisher Scientific, Inc.	71,629	36,420,481
Pharmaceuticals 3.3%
AstraZeneca PLC, ADR	170,598	12,467,302
Eli Lilly & Company	184,523	79,245,248
Zoetis, Inc.	121,670	19,833,427
Industrials 1.5%		50,000,457
Aerospace and defense 0.2%
TransDigm Group, Inc.	10,400	8,045,960
Commercial services and supplies 0.2%
Cintas Corp.	14,215	6,711,470
Ground transportation 0.4%
Old Dominion Freight Line, Inc.	39,338	12,212,089
Industrial conglomerates 0.5%
General Electric Company	170,540	17,314,926
Professional services 0.2%
Paycom Software, Inc.	10,357	2,901,306
TransUnion	39,104	2,814,706
Information technology 44.9%		1,522,125,952
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	55,813	6,835,976
IT services 1.4%
MongoDB, Inc. (A)	64,807	19,039,649
Shopify, Inc., Class A (A)	348,170	19,911,842
Snowflake, Inc., Class A (A)	45,676	7,552,983
Semiconductors and semiconductor equipment 10.7%
Advanced Micro Devices, Inc. (A)	371,184	43,877,661
ASML Holding NV, NYRS	71,010	51,335,259
Lam Research Corp.	10,514	6,483,984
Marvell Technology, Inc.	253,628	14,834,702
Monolithic Power Systems, Inc.	42,156	20,652,646
NVIDIA Corp.	514,734	194,744,462
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	129,000	12,718,110
Texas Instruments, Inc.	110,850	19,274,598
Software 21.7%
Atlassian Corp., Class A (A)	85,634	15,481,771
BILL Holdings, Inc. (A)	101,563	10,519,896
Confluent, Inc., Class A (A)	145,914	4,631,310
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Crowdstrike Holdings, Inc., Class A (A)	35,903	$5,749,147
Datadog, Inc., Class A (A)	65,449	6,211,765
Fortinet, Inc. (A)	52,134	3,562,316
Intuit, Inc.	112,156	47,006,823
Microsoft Corp.	1,472,441	483,534,900
Roper Technologies, Inc.	55,230	25,086,571
ServiceNow, Inc. (A)	157,366	85,729,849
Synopsys, Inc. (A)	103,316	47,004,647
Technology hardware, storage and peripherals 10.9%
Apple, Inc.	2,089,394	370,345,085
Materials 1.0%		35,518,908
Chemicals 1.0%
Linde PLC	55,523	19,636,264
The Sherwin-Williams Company	69,728	15,882,644

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$5,828,990
(Cost $8,660,000)
Consumer discretionary 0.2%				5,828,990
Specialty retail 0.2%
Carvana Company (B)	10.250	05-01-30	8,660,000	5,828,990

	Yield (%)	Shares	Value
Short-term investments 0.0%			$936,239
(Cost $936,239)
Short-term funds 0.0%			936,239
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0038(D)	464,784	464,784
T. Rowe Price Government Reserve Fund	5.0876(D)	471,455	471,455

Total investments (Cost $1,389,268,765) 99.9%	$3,387,987,422
Other assets and liabilities, net 0.1%	3,853,136
Total net assets 100.0%	$3,391,840,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $2,323,024. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,457,773 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 5-31-23.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$462,421,516	$452,706,022	$9,715,494	—
Consumer discretionary	477,346,397	476,909,292	437,105	—
Consumer staples	26,606,218	26,606,218	—	—
Financials	362,639,612	350,033,149	12,606,463	—
Health care	444,563,133	444,563,133	—	—
Industrials	50,000,457	50,000,457	—	—
Information technology	1,522,125,952	1,522,125,952	—	—
Materials	35,518,908	35,518,908	—	—
Corporate bonds	5,828,990	—	5,828,990	—
Short-term investments	936,239	936,239	—	—
Total investments in securities	$3,387,987,422	$3,359,399,370	$28,588,052	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,701,419	$71,297,294	$(81,999,435)	$183	$539	$16,281	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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